Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 02, 2020
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 02, 2020
Document Effective Date	Jun. 02, 2020
Prospectus Date	Jan. 31, 2020
BNY Mellon Diversified Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	SBYEX
BNY Mellon Diversified Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	DBECX
BNY Mellon Diversified Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	DBEAX
BNY Mellon Diversified Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	SBCEX